UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary I Klafter, Corporate Secretary, (408) 765-1215
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Cary I. Klafter        Santa Clara, California
-----------------------    May 09, 2013

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                          2

Form 13F Information Table Entry Total:                     9

Form 13F Information Table Value Total:                  $110,653
                                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
CLEARWIRE CORP NEW            CL A            18538Q105   10,800    3,333,333 SH       DEFINED      1            0   3,333,333    0
CLEARWIRE CORP NEW            CL A            18538Q105   81,320   25,098,733 SH       DEFINED      2            0  25,098,733    0
ENVIVIO INC                   COM             29413T106    1,034      608,521 SH       DEFINED      1            0     608,521    0
ENVIVIO INC                   COM             29413T106      159       93,533 SH       DEFINED      2            0      93,533    0
PEREGRINE SEMICONDUCTOR CORP  COM             71366R703    2,326      238,085 SH       SOLE         0      238,085           0    0
PHOENIX NEW MEDIA LTD         SPONSORED ADS   71910C103    5,816    1,398,169 SH       DEFINED      2            0   1,398,169    0
RADISYS CORPORATION           COM             750459109      266       54,031 SH       DEFINED      1            0      54,031    0
RADISYS CORPORATION           COM             750459109      255       51,832 SH       SOLE         0       51,832           0    0
VMWARE INC                    CL A COM        928563402    8,677      110,000 SH       DEFINED      2            0     110,000    0